Debt, long-term debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Long-term debt
Principal Amount	$ 1,688,200	$ 1,163,143
Unamortized discount and debt issuance costs	48,380	36,237
Total long-term debt	1,639,820	1,126,906
Cash proceeds	525,000	275,000
Current portion of long-term debt	11,313	46
Long-term debt, net	1,628,507	1,126,860
Long-term debt maturities
Scheduled principal payments 2016	11,300
Scheduled principal payments 2017	11,300
Scheduled principal payments 2018	11,300
Scheduled principal payments 2019	11,400
Scheduled principal payments 2020	$ 11,400
6.7% Senior Notes
Long-term debt
Interest rate on debt	6.70%
Maturity date of debt issued	Dec. 15, 2033
Call date of debt issued	Dec. 31, 2003
Principal Amount	$ 544,000	544,000
Unamortized discount and debt issuance costs	15,247	15,656
Long term debt	$ 528,753	528,344
6.7% Senior Notes | Minimum
Long-term debt
Date of debt issuance	Dec. 08, 2003
6.7% Senior Notes | Maximum
Long-term debt
Date of debt issuance	Jun. 28, 2004
6.95% Senior Notes
Long-term debt
Interest rate on debt	6.95%
Date of debt issuance	May 09, 2011
Maturity date of debt issued	May 15, 2060
Call date of debt issued	May 15, 2016
Principal Amount	$ 342,000	342,000
Unamortized discount and debt issuance costs	10,905	10,937
Long term debt	$ 331,095	331,063
7.25% Senior Notes due 2063
Long-term debt
Interest rate on debt	7.25%
Date of debt issuance	Dec. 01, 2014
Maturity date of debt issued	Dec. 01, 2063
Call date of debt issued	Dec. 08, 2019
Principal Amount	$ 275,000	275,000
Unamortized discount and debt issuance costs	9,629	9,644
Long term debt	$ 265,371	265,356
7.25% Senior Notes due 2064
Long-term debt
Interest rate on debt	7.25%
Date of debt issuance	Nov. 23, 2015
Maturity date of debt issued	Nov. 23, 2064
Call date of debt issued	Nov. 30, 2020
Principal Amount	$ 300,000
Unamortized discount and debt issuance costs	10,316
Long term debt	289,684
Debt issuance cost	10,300
Cash proceeds	$ 289,700
U.S. Cellular Term loan facility
Long-term debt
Date of debt issuance	Jan. 21, 2015
Maturity date of debt issued	Jan. 21, 2022
Principal Amount	$ 225,000
Unamortized discount and debt issuance costs	2,283
Long term debt	222,717
Obligation on capital leases
Long-term debt
Principal Amount	2,200	2,143
Obligation on capital leases	$ 2,200	$ 2,143